Tax Matters - Expected Realization of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 5,616	€ 6,416	€ 6,682
Deferred tax liabilities	2,602	2,620	2,908
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,616
Unused tax deductions | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,424
Unused tax deductions | More than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,192
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,639	€ 2,741	€ 2,884
Deferred tax liabilities	2,602
Tax credits for loss carryforwards | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	219
Tax credits for loss carryforwards | More than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 2,383